Share Capital (Details) $ / shares in Units, $ in Thousands	1 Months Ended						3 Months Ended	5 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($) shares	Aug. 16, 2021 USD ($)	Mar. 31, 2021 USD ($) shares	Feb. 28, 2021 USD ($) shares	Feb. 28, 2021 CAD ($) shares	Jan. 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($) $ / shares shares	May 31, 2021 CAD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Share Capital (Details) [Line Items]
Weighted average contractual life, term									1 year 4 months 24 days	2 years 4 months 24 days
Cash consideration (in Dollars) | $							$ 1,783
Issuance of warrants granted							25,000
Strike price per share (in Dollars per share) | $ / shares							$ 3.47
Contractual life, term							2 years
Gross proceeds	$ 16,268		$ 15,587	$ 20,611	$ 26,172				$ 55,178
Other transaction fees (in Dollars) | $										$ 186
Conversion of debt (in Dollars) | $						$ 5,000
Common shares						8,475,000
Warrants outstanding				5,251,000	5,251,000	5,251,000
Common shares proceeds (in Dollars) | $				$ 1,500		$ 1,500
Warrant exercises, description				The warrant exercises described above include the cashless exercise of 1,667,000 warrants resulting in the issuance of 1,501,000 common shares.	The warrant exercises described above include the cashless exercise of 1,667,000 warrants resulting in the issuance of 1,501,000 common shares.
Number of private placements								4
Common shares issued	5,405,000		5,028,000	9,504,000	9,504,000				20,737,000
Warrants share issued				8,889,000	8,889,000					468,000
Broken warrant issued				615,000	615,000
Broken warrants related to private placement				711,000	711,000				20,737,000
Warrants related to private placements	5,405,000		5,028,000
Exercise price per share (in Dollars per share) | $ / shares										$ 0.4
Total cost (in Dollars) | $										$ 2,160
Other common shares issued										2,000
Common Shares [Member]
Share Capital (Details) [Line Items]
Common stock, shares issued									224,200,000	194,806,000
Common stock, shares outstanding									224,200,000	194,806,000
Private Placements [Member]
Share Capital (Details) [Line Items]
Gross proceeds | $			$ 2,712
Total gross proceeds (in Dollars) | $								$ 155,000
Common shares issued			800,000					40,187,000
Warrants to purchase common shares								36,649,000
Broken warrant issued			800,000				800,000
Broken warrants related to private placement			925,000
Employee Stock Options [Member]
Share Capital (Details) [Line Items]
Gross proceeds | $									$ 21	$ 6,177
Employees exercised stock options									70,000	6,074,000
Additional common shares										415,000
At-The-Market Equity Program [Member]
Share Capital (Details) [Line Items]
Common stock, shares issued									29,324,000	23,923,000
Receiving aggregate proceeds (in Dollars) | $		$ 500,000
Gross proceeds | $									$ 55,960	$ 150,296
Share price (in Dollars per share) | $ / shares									$ 1.91	$ 6.28
Net proceeds (in Dollars) | $									$ 54,086	$ 145,601
Agent commission (in Dollars) | $									1,791	$ 4,509
Other transaction costs (in Dollars) | $									$ 83